Vanguard® Institutional Index Fund
Schedule of Investments (unaudited)
As of September 30, 2020
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.5%)
Communication Services (10.8%)
*	Facebook Inc. Class A	20,582,140	5,390,463
*	Alphabet Inc. Class A	2,572,256	3,769,898
*	Alphabet Inc. Class C	2,513,276	3,693,510
	Verizon Communications Inc.	35,424,286	2,107,391
	Walt Disney Co.	15,469,682	1,919,478
*	Netflix Inc.	3,775,398	1,887,812
	Comcast Corp. Class A	39,025,241	1,805,308
	AT&T Inc.	60,995,425	1,738,980
*	Charter Communications Inc. Class A	1,280,549	799,498
*	T-Mobile US Inc.	4,980,582	569,579
	Activision Blizzard Inc.	6,607,799	534,901
*	Electronic Arts Inc.	2,472,407	322,427
*	Twitter Inc.	6,771,462	301,330
*	Take-Two Interactive Software Inc.	978,269	161,630
	ViacomCBS Inc. Class B	4,822,534	135,079
	Omnicom Group Inc.	1,839,221	91,041
	CenturyLink Inc.	8,442,266	85,183
	Fox Corp. Class A	2,903,426	80,802
*	Live Nation Entertainment Inc.	1,218,149	65,634
*	DISH Network Corp. Class A	2,110,666	61,273
	News Corp. Class A	4,352,014	61,015
	Interpublic Group of Cos. Inc.	3,335,699	55,606
*	Discovery Inc. Class C	2,660,899	52,154
*	Fox Corp. Class B	1,385,070	38,740
*,1	Discovery Inc. Class A	1,361,466	29,639
	News Corp. Class B	504	7
			25,758,378
Consumer Discretionary (11.5%)
*	Amazon.com Inc.	3,644,771	11,476,400
	Home Depot Inc.	9,214,963	2,559,087
	McDonald's Corp.	6,370,069	1,398,166
	NIKE Inc. Class B	10,656,205	1,337,780
	Lowe's Cos. Inc.	6,469,411	1,073,016
	Starbucks Corp.	10,007,783	859,869
	Target Corp.	4,285,563	674,633
*	Booking Holdings Inc.	350,601	599,766
	TJX Cos. Inc.	10,264,458	571,217
	Dollar General Corp.	2,131,816	446,871
	General Motors Co.	10,780,936	319,008
*	Chipotle Mexican Grill Inc. Class A	239,407	297,753
	eBay Inc.	5,692,414	296,575
*	O'Reilly Automotive Inc.	634,028	292,338

		Shares	Market Value ($000)
	Ross Stores Inc.	3,046,863	284,333
	Yum! Brands Inc.	2,580,493	235,599
*	AutoZone Inc.	199,962	235,483
	Ford Motor Co.	33,453,133	222,798
	Best Buy Co. Inc.	1,972,002	219,464
	DR Horton Inc.	2,833,282	214,281
	Aptiv plc	2,311,458	211,914
	Marriott International Inc. Class A	2,276,984	210,803
	Hilton Worldwide Holdings Inc.	2,373,989	202,549
	VF Corp.	2,734,552	192,102
	Lennar Corp. Class A	2,314,130	189,018
*	Dollar Tree Inc.	2,031,421	185,550
	Domino's Pizza Inc.	336,642	143,167
	Tractor Supply Co.	994,952	142,616
	Las Vegas Sands Corp.	2,809,490	131,091
*	CarMax Inc.	1,394,995	128,214
*	Etsy Inc.	1,020,471	124,120
*	NVR Inc.	29,797	121,665
	Garmin Ltd.	1,275,734	121,016
	Genuine Parts Co.	1,234,933	117,529
	Darden Restaurants Inc.	1,113,899	112,214
*	Ulta Beauty Inc.	481,658	107,882
	Tiffany & Co.	925,514	107,221
	Expedia Group Inc.	1,160,719	106,426
	PulteGroup Inc.	2,298,321	106,389
	Royal Caribbean Cruises Ltd.	1,525,639	98,755
	Whirlpool Corp.	533,970	98,192
	Advance Auto Parts Inc.	592,601	90,964
	Hasbro Inc.	1,090,385	90,197
	MGM Resorts International	3,508,971	76,320
	BorgWarner Inc.	1,777,135	68,846
[1]	Carnival Corp.	4,426,364	67,192
*	LKQ Corp.	2,395,525	66,428
	L Brands Inc.	1,999,893	63,617
	Wynn Resorts Ltd.	831,275	59,694
	Newell Brands Inc.	3,228,002	55,393
*	Mohawk Industries Inc.	511,904	49,957
	Hanesbrands Inc.	2,986,124	47,031
	Leggett & Platt Inc.	1,130,516	46,543
*,1	Norwegian Cruise Line Holdings Ltd.	2,352,586	40,253
	Tapestry Inc.	2,371,135	37,061
	PVH Corp.	608,630	36,299
	Gap Inc.	1,765,293	30,063
	Ralph Lauren Corp. Class A	412,186	28,016
*	Under Armour Inc. Class A	1,591,522	17,873
*	Under Armour Inc. Class C	1,686,133	16,592
	Lennar Corp. Class B	46,972	3,084
			27,564,293
Consumer Staples (7.0%)
	Procter & Gamble Co.	21,312,356	2,962,204
	Walmart Inc.	11,886,612	1,663,056
	PepsiCo Inc.	11,853,188	1,642,852
	Coca-Cola Co.	33,094,326	1,633,867
	Costco Wholesale Corp.	3,779,788	1,341,825
	Philip Morris International Inc.	13,331,618	999,738
	Mondelez International Inc. Class A	12,228,171	702,508
	Altria Group Inc.	15,909,745	614,753
	Colgate-Palmolive Co.	7,340,075	566,287

		Shares	Market Value ($000)
	Kimberly-Clark Corp.	2,919,698	431,123
	Estee Lauder Cos. Inc. Class A	1,930,986	421,438
	General Mills Inc.	5,230,280	322,604
	Constellation Brands Inc. Class A	1,438,522	272,614
	Sysco Corp.	4,353,650	270,884
*	Monster Beverage Corp.	3,160,727	253,490
	Kroger Co.	6,659,844	225,835
	Archer-Daniels-Midland Co.	4,757,758	221,188
	Walgreens Boots Alliance Inc.	6,157,360	221,172
	McCormick & Co. Inc.	1,061,228	205,984
	Church & Dwight Co. Inc.	2,117,367	198,419
	Hershey Co.	1,261,650	180,845
	Clorox Co.	830,546	174,556
	Kraft Heinz Co.	5,547,431	166,146
	Tyson Foods Inc. Class A	2,519,416	149,855
	Conagra Brands Inc.	4,182,360	149,352
	Kellogg Co.	2,171,859	140,280
	Brown-Forman Corp. Class B	1,560,742	117,555
	Hormel Foods Corp.	2,400,946	117,382
	J M Smucker Co.	975,806	112,725
	Campbell Soup Co.	1,732,184	83,786
	Lamb Weston Holdings Inc.	1,244,416	82,468
	Molson Coors Beverage Co. Class B	1,609,786	54,024
			16,700,815
Energy (2.0%)
	Exxon Mobil Corp.	36,198,393	1,242,691
	Chevron Corp.	15,986,324	1,151,015
	ConocoPhillips	9,184,038	301,604
	Kinder Morgan Inc.	16,660,972	205,430
	Phillips 66	3,737,480	193,751
	Schlumberger NV	11,890,788	185,021
	EOG Resources Inc.	4,981,649	179,040
	Williams Cos. Inc.	8,890,293	174,694
	Marathon Petroleum Corp.	5,571,413	163,465
	Valero Energy Corp.	3,488,889	151,139
	Pioneer Natural Resources Co.	1,406,923	120,981
	ONEOK Inc.	3,803,415	98,813
	Hess Corp.	2,339,071	95,738
	Halliburton Co.	7,514,888	90,554
	Baker Hughes Co. Class A	5,618,142	74,665
	Concho Resources Inc.	1,685,735	74,375
	Cabot Oil & Gas Corp.	3,418,834	59,351
	Occidental Petroleum Corp.	5,160,638	51,658
	Diamondback Energy Inc.	1,353,755	40,775
	Noble Energy Inc.	4,138,275	35,382
	Devon Energy Corp.	3,287,556	31,100
	Apache Corp.	3,220,120	30,495
	National Oilwell Varco Inc.	3,310,815	29,996
	Marathon Oil Corp.	6,749,489	27,605
	HollyFrontier Corp.	1,270,907	25,050
	Technip FMC plc	3,612,161	22,793
			4,857,181
Financials (9.6%)
*	Berkshire Hathaway Inc. Class B	16,968,829	3,613,342
	JPMorgan Chase & Co.	25,589,081	2,463,461
	Bank of America Corp.	65,269,333	1,572,338
	Wells Fargo & Co.	35,270,554	829,211

		Shares	Market Value ($000)
	Citigroup Inc.	17,822,340	768,321
	S&P Global Inc.	2,063,186	743,985
	BlackRock Inc.	1,214,002	684,151
	Goldman Sachs Group Inc.	2,945,561	591,969
	American Express Co.	5,582,878	559,684
	CME Group Inc.	3,070,088	513,656
	Marsh & McLennan Cos. Inc.	4,336,198	497,362
	Morgan Stanley	10,258,792	496,013
	Intercontinental Exchange Inc.	4,804,670	480,707
	Progressive Corp.	5,011,417	474,431
	Chubb Ltd.	3,864,192	448,710
	Truist Financial Corp.	11,536,816	438,976
	US Bancorp	11,735,019	420,700
	Aon plc Class A	1,983,118	409,117
	Moody's Corp.	1,382,006	400,574
	PNC Financial Services Group Inc.	3,634,094	399,423
	Charles Schwab Corp.	9,928,641	359,715
	Capital One Financial Corp.	3,909,736	280,954
	MSCI Inc. Class A	716,022	255,462
	Allstate Corp.	2,673,877	251,719
	T Rowe Price Group Inc.	1,943,230	249,161
	MetLife Inc.	6,606,058	245,547
	Bank of New York Mellon Corp.	6,977,338	239,602
	Travelers Cos Inc.	2,167,744	234,528
	Willis Towers Watson plc	1,103,139	230,358
	Prudential Financial Inc.	3,382,587	214,862
	Aflac Inc.	5,677,005	206,359
	American International Group Inc.	7,373,890	203,003
	State Street Corp.	3,016,869	178,991
	Arthur J Gallagher & Co.	1,639,542	173,103
	First Republic Bank	1,473,436	160,693
	Ameriprise Financial Inc.	1,029,449	158,648
	MarketAxess Holdings Inc.	324,928	156,482
	Discover Financial Services	2,620,390	151,406
	Northern Trust Corp.	1,781,468	138,901
	Fifth Third Bancorp	6,098,336	130,017
	Synchrony Financial	4,653,214	121,775
	Nasdaq Inc.	985,008	120,870
	Hartford Financial Services Group Inc.	3,064,096	112,943
*	SVB Financial Group	442,653	106,511
	M&T Bank Corp.	1,097,832	101,099
	Cincinnati Financial Corp.	1,281,887	99,949
	Key Corp.	8,367,044	99,819
	Regions Financial Corp.	8,216,103	94,732
	E*TRADE Financial Corp.	1,891,068	94,648
	Citizens Financial Group Inc.	3,656,741	92,442
	Principal Financial Group Inc.	2,183,268	87,920
	Cboe Global Markets Inc.	931,007	81,687
	Huntington Bancshares Inc.	8,704,993	79,825
	Raymond James Financial Inc.	1,044,741	76,015
	W R Berkley Corp.	1,201,825	73,492
	Loews Corp.	2,039,867	70,885
	Everest Re Group Ltd.	342,166	67,591
	Globe Life Inc.	838,960	67,033
	Assurant Inc.	511,031	61,993
	Lincoln National Corp.	1,551,837	48,619
	Franklin Resources Inc.	2,283,233	46,464
	Comerica Inc.	1,189,659	45,504

		Shares	Market Value ($000)
	Zions Bancorp NA	1,401,733	40,959
	People's United Financial Inc.	3,647,120	37,602
	Invesco Ltd.	3,218,694	36,725
	Unum Group	1,737,836	29,248
			23,021,992
Health Care (14.2%)
	Johnson & Johnson	22,538,411	3,355,519
	UnitedHealth Group Inc.	8,135,395	2,536,372
	Merck & Co. Inc.	21,651,817	1,796,018
	Pfizer Inc.	47,570,175	1,745,825
	Abbott Laboratories	15,156,749	1,649,509
	Thermo Fisher Scientific Inc.	3,386,445	1,495,183
	AbbVie Inc.	15,107,958	1,323,306
	Amgen Inc.	5,013,872	1,274,326
	Medtronic plc	11,507,286	1,195,837
	Danaher Corp.	5,404,911	1,163,839
	Bristol-Myers Squibb Co.	19,295,212	1,163,308
	Eli Lilly and Co.	6,796,061	1,005,953
*	Intuitive Surgical Inc.	1,001,836	710,843
	Gilead Sciences Inc.	10,732,641	678,196
	Zoetis Inc.	4,067,675	672,671
	CVS Health Corp.	11,203,401	654,279
*	Vertex Pharmaceuticals Inc.	2,229,861	606,790
	Stryker Corp.	2,797,433	582,901
	Anthem Inc.	2,153,087	578,298
	Becton Dickinson and Co.	2,481,514	577,399
	Cigna Corp.	3,143,626	532,562
*	Regeneron Pharmaceuticals Inc.	894,990	500,998
	Humana Inc.	1,132,520	468,739
*	Boston Scientific Corp.	12,247,844	467,990
*	Edwards Lifesciences Corp.	5,322,642	424,853
*	Illumina Inc.	1,249,893	386,317
*	Biogen Inc.	1,355,317	384,476
	Baxter International Inc.	4,333,679	348,514
*	DexCom Inc.	819,583	337,857
*	Centene Corp.	4,960,892	289,369
*	IDEXX Laboratories Inc.	728,205	286,265
	HCA Healthcare Inc.	2,257,292	281,439
	Agilent Technologies Inc.	2,639,380	266,419
*	IQVIA Holdings Inc.	1,637,497	258,119
	Zimmer Biomet Holdings Inc.	1,772,626	241,325
*	Alexion Pharmaceuticals Inc.	1,876,424	214,719
	ResMed Inc.	1,240,496	212,658
	McKesson Corp.	1,388,579	206,801
*	Align Technology Inc.	613,702	200,901
*	Mettler-Toledo International Inc.	205,240	198,211
	Cerner Corp.	2,613,903	188,959
	West Pharmaceutical Services Inc.	631,920	173,715
*	Laboratory Corp. of America Holdings	833,089	156,846
*	Hologic Inc.	2,217,257	147,381
*	Incyte Corp.	1,590,452	142,727
	Cooper Cos. Inc.	421,022	141,935
	Teleflex Inc.	398,270	135,579
*	Varian Medical Systems Inc.	780,154	134,187
	Quest Diagnostics Inc.	1,149,767	131,637
	STERIS plc	727,524	128,182
	AmerisourceBergen Corp. Class A	1,257,060	121,834
*	Catalent Inc.	1,406,838	120,510

		Shares	Market Value ($000)
	PerkinElmer Inc.	957,311	120,152
	Cardinal Health Inc.	2,503,863	117,556
*	ABIOMED Inc.	385,682	106,857
*	Waters Corp.	529,698	103,651
*	Bio-Rad Laboratories Inc. Class A	183,118	94,390
	DENTSPLY SIRONA Inc.	1,868,486	81,709
*	Henry Schein Inc.	1,223,956	71,944
	Universal Health Services Inc. Class B	665,483	71,220
*	Mylan NV	4,420,770	65,560
*	DaVita Inc.	643,595	55,124
	Perrigo Co. plc	1,167,217	53,587
			33,940,146
Industrials (8.3%)
	Union Pacific Corp.	5,811,374	1,144,085
	United Parcel Service Inc. Class B	6,053,171	1,008,640
	Honeywell International Inc.	6,007,740	988,934
	Lockheed Martin Corp.	2,105,974	807,178
	3M Co.	4,931,099	789,863
	Raytheon Technologies Corp.	13,078,523	752,538
	Boeing Co.	4,542,146	750,635
	Caterpillar Inc.	4,635,536	691,390
	Deere & Co.	2,682,618	594,549
	FedEx Corp.	2,063,559	519,026
	CSX Corp.	6,549,813	508,724
	Illinois Tool Works Inc.	2,462,757	475,829
	Norfolk Southern Corp.	2,184,072	467,370
	General Electric Co.	74,935,897	466,851
	Northrop Grumman Corp.	1,327,350	418,766
	Waste Management Inc.	3,327,368	376,558
	Roper Technologies Inc.	896,367	354,164
	Eaton Corp. plc	3,425,245	349,478
	Emerson Electric Co.	5,115,943	335,452
	L3Harris Technologies Inc.	1,851,023	314,378
	General Dynamics Corp.	1,989,955	275,469
	Cummins Inc.	1,264,097	266,927
	Johnson Controls International plc	6,370,222	260,224
	Verisk Analytics Inc. Class A	1,390,161	257,611
	PACCAR Inc.	2,962,974	252,682
	IHS Markit Ltd.	3,193,279	250,704
	Trane Technologies plc	2,049,118	248,456
	Cintas Corp.	744,309	247,728
	Parker-Hannifin Corp.	1,100,608	222,697
	Stanley Black & Decker Inc.	1,366,960	221,721
	Fastenal Co.	4,910,603	221,419
	TransDigm Group Inc.	464,076	220,492
	Fortive Corp.	2,885,451	219,900
	Rockwell Automation Inc.	992,701	219,069
	Otis Worldwide Corp.	3,484,860	217,525
	Carrier Global Corp.	6,970,331	212,874
	AMETEK Inc.	1,965,485	195,369
	Southwest Airlines Co.	5,049,019	189,338
*	Copart Inc.	1,768,266	185,951
	Republic Services Inc. Class A	1,798,349	167,876
	Delta Air Lines Inc.	5,456,044	166,846
	Equifax Inc.	1,039,744	163,136
	Old Dominion Freight Line Inc.	823,397	148,969
	Kansas City Southern	807,453	146,012
	WW Grainger Inc.	385,661	137,592

		Shares	Market Value ($000)
	Dover Corp.	1,233,633	133,652
	Expeditors International of Washington Inc.	1,433,731	129,781
	Xylem Inc.	1,540,446	129,582
	Masco Corp.	2,237,448	123,351
	CH Robinson Worldwide Inc.	1,153,902	117,917
	IDEX Corp.	646,305	117,893
*	Ingersoll Rand Inc.	3,177,814	113,130
*	United Rentals Inc.	616,985	107,664
	Jacobs Engineering Group Inc.	1,116,116	103,542
	Fortune Brands Home & Security Inc.	1,183,915	102,432
*	Teledyne Technologies Inc.	315,310	97,812
	Westinghouse Air Brake Technologies Corp.	1,531,474	94,768
	JB Hunt Transport Services Inc.	713,795	90,209
*	United Airlines Holdings Inc.	2,488,373	86,471
	Allegion plc	788,119	77,953
	Textron Inc.	1,949,072	70,342
	Snap-on Inc.	466,751	68,673
	Rollins Inc.	1,261,726	68,373
	Pentair plc	1,420,846	65,032
	Quanta Services Inc.	1,182,630	62,514
	A O Smith Corp.	1,156,621	61,070
	Howmet Aerospace Inc.	3,354,033	56,079
[1]	American Airlines Group Inc.	4,367,055	53,671
	Robert Half International Inc.	980,373	51,901
	Huntington Ingalls Industries Inc.	346,093	48,713
	Nielsen Holdings plc	3,054,147	43,308
	Alaska Air Group Inc.	1,059,435	38,807
	Flowserve Corp.	1,115,974	30,455
			19,776,090
Information Technology (28.0%)
	Apple Inc.	137,623,164	15,938,139
	Microsoft Corp.	64,783,494	13,625,912
	Visa Inc. Class A	14,433,071	2,886,181
	NVIDIA Corp.	5,281,853	2,858,645
	Mastercard Inc. Class A	7,562,013	2,557,246
*	Adobe Inc.	4,106,250	2,013,828
*	PayPal Holdings Inc.	10,044,082	1,978,986
*	salesforce.com Inc.	7,790,169	1,957,825
	Intel Corp.	36,408,074	1,885,210
	Cisco Systems Inc.	36,240,177	1,427,501
	Broadcom Inc.	3,442,963	1,254,340
	Accenture plc Class A	5,446,115	1,230,768
	QUALCOMM Inc.	9,658,669	1,136,632
	Texas Instruments Inc.	7,840,979	1,119,613
	Oracle Corp.	16,549,837	988,025
	International Business Machines Corp.	7,623,677	927,573
*	Advanced Micro Devices Inc.	10,050,725	824,059
*	ServiceNow Inc.	1,641,953	796,347
	Fidelity National Information Services Inc.	5,304,192	780,830
	Intuit Inc.	2,241,295	731,133
	Automatic Data Processing Inc.	3,680,669	513,417
*	Fiserv Inc.	4,758,147	490,327
	Applied Materials Inc.	7,818,474	464,808
	Global Payments Inc.	2,561,838	454,931
*	Micron Technology Inc.	9,511,206	446,646
*	Autodesk Inc.	1,877,316	433,679
	Lam Research Corp.	1,246,694	413,591
	Analog Devices Inc.	3,163,764	369,338

		Shares	Market Value ($000)
	Cognizant Technology Solutions Corp. Class A	4,641,976	322,246
*	Synopsys Inc.	1,299,317	278,028
	Amphenol Corp. Class A	2,554,039	276,526
	TE Connectivity Ltd.	2,825,172	276,132
	KLA Corp.	1,330,924	257,853
*	Cadence Design Systems Inc.	2,386,989	254,525
*	ANSYS Inc.	734,445	240,332
	Motorola Solutions Inc.	1,453,486	227,921
	HP Inc.	11,757,896	223,283
	Microchip Technology Inc.	2,161,340	222,099
	Paychex Inc.	2,742,649	218,781
	Xilinx Inc.	2,091,613	218,030
	Corning Inc.	6,513,898	211,115
	Skyworks Solutions Inc.	1,429,682	208,019
*	VeriSign Inc.	865,302	177,257
*	FleetCor Technologies Inc.	719,605	171,338
*	Keysight Technologies Inc.	1,601,931	158,239
	Maxim Integrated Products Inc.	2,283,449	154,384
*	Akamai Technologies Inc.	1,392,885	153,970
	CDW Corp.	1,221,378	145,991
	Citrix Systems Inc.	1,056,465	145,486
*	Fortinet Inc.	1,150,871	135,584
*	Paycom Software Inc.	418,767	130,362
	Broadridge Financial Solutions Inc.	985,413	130,075
*	Qorvo Inc.	976,821	126,020
*	Tyler Technologies Inc.	344,521	120,086
*	Zebra Technologies Corp. Class A	456,623	115,279
	Teradyne Inc.	1,422,543	113,035
	Jack Henry & Associates Inc.	655,347	106,553
	NortonLifeLock Inc.	5,059,503	105,440
	Hewlett Packard Enterprise Co.	11,009,427	103,158
	Leidos Holdings Inc.	1,143,750	101,965
*	Arista Networks Inc.	468,725	96,993
*	Gartner Inc.	764,973	95,583
	Western Digital Corp.	2,590,765	94,693
	Seagate Technology plc	1,910,447	94,128
	NetApp Inc.	1,899,257	83,263
	Western Union Co.	3,524,325	75,526
*	F5 Networks Inc.	522,505	64,148
	Juniper Networks Inc.	2,845,131	61,170
*	IPG Photonics Corp.	306,257	52,055
	FLIR Systems Inc.	1,126,538	40,386
	DXC Technology Co.	2,184,653	38,996
	Xerox Holdings Corp.	1,535,739	28,826
			67,160,409
Materials (2.6%)
	Linde plc	4,497,354	1,070,955
	Air Products and Chemicals Inc.	1,891,011	563,257
	Sherwin-Williams Co.	701,458	488,734
	Newmont Corp.	6,875,403	436,244
	Ecolab Inc.	2,125,538	424,768
	DuPont de Nemours Inc.	6,282,166	348,535
	Dow Inc.	6,344,603	298,514
	PPG Industries Inc.	2,020,166	246,622
	Ball Corp.	2,795,746	232,382
	Freeport-McMoRan Inc.	12,430,229	194,409
	Corteva Inc.	6,408,488	184,629
	LyondellBasell Industries NV Class A	2,200,665	155,125

		Shares	Market Value ($000)
	Vulcan Materials Co.	1,133,999	153,702
	Amcor plc	13,426,469	148,362
	International Paper Co.	3,363,992	136,376
	Martin Marietta Materials Inc.	532,671	125,369
	FMC Corp.	1,108,665	117,419
	Nucor Corp.	2,581,931	115,825
[1]	International Flavors & Fragrances Inc.	914,535	111,985
	Celanese Corp. Class A	1,013,772	108,930
	Avery Dennison Corp.	714,775	91,377
	Eastman Chemical Co.	1,158,860	90,530
	Packaging Corp. of America	810,905	88,429
	Albemarle Corp.	911,800	81,405
	Westrock Co.	2,226,754	77,357
	CF Industries Holdings Inc.	1,828,822	56,163
	Mosaic Co.	2,947,247	53,846
	Sealed Air Corp.	1,331,684	51,683
			6,252,932
Real Estate (2.6%)
	American Tower Corp.	3,797,073	917,866
	Prologis Inc.	6,324,013	636,322
	Crown Castle International Corp.	3,592,481	598,148
	Equinix Inc.	758,027	576,199
	Digital Realty Trust Inc.	2,302,645	337,936
	SBA Communications Corp. Class A	958,233	305,178
	Public Storage	1,301,743	289,924
	Welltower Inc.	3,572,364	196,802
	Weyerhaeuser Co.	6,388,455	182,199
	AvalonBay Communities Inc.	1,204,691	179,909
	Realty Income Corp.	2,953,618	179,432
	Simon Property Group Inc.	2,617,229	169,282
	Alexandria Real Estate Equities Inc.	1,003,872	160,620
	Equity Residential	2,930,992	150,448
*	CBRE Group Inc. Class A	2,870,096	134,808
	Ventas Inc.	3,193,905	134,016
	Healthpeak Properties Inc.	4,611,569	125,204
	Extra Space Storage Inc.	1,104,763	118,199
	Duke Realty Corp.	3,171,080	117,013
	Mid-America Apartment Communities Inc.	978,835	113,496
	Essex Property Trust Inc.	558,822	112,206
	Boston Properties Inc.	1,213,228	97,422
	UDR Inc.	2,526,462	82,388
	Iron Mountain Inc.	2,470,966	66,197
	Host Hotels & Resorts Inc.	6,043,827	65,213
	Regency Centers Corp.	1,347,694	51,239
	Vornado Realty Trust	1,346,041	45,375
	Federal Realty Investment Trust	591,077	43,409
	Apartment Investment and Management Co. Class A	1,270,641	42,846
	Kimco Realty Corp.	3,699,621	41,658
	SL Green Realty Corp.	628,790	29,157
			6,300,111
Utilities (2.9%)
	NextEra Energy Inc.	4,191,586	1,163,417
	Dominion Energy Inc.	7,191,631	567,635
	Duke Energy Corp.	6,295,420	557,522
	Southern Co.	9,040,618	490,182
	American Electric Power Co. Inc.	4,247,252	347,128
	Xcel Energy Inc.	4,497,019	310,339

		Shares	Market Value ($000)
	Exelon Corp.	8,342,540	298,329
	Sempra Energy	2,476,227	293,086
	WEC Energy Group Inc.	2,700,070	261,637
	Eversource Energy	2,933,410	245,086
	Public Service Enterprise Group Inc.	4,329,481	237,732
	American Water Works Co. Inc.	1,551,126	224,727
	DTE Energy Co.	1,649,148	189,718
	Consolidated Edison Inc.	2,363,281	183,863
	PPL Corp.	6,581,313	179,078
	Entergy Corp.	1,713,610	168,842
	Ameren Corp.	2,114,895	167,246
	Edison International	3,237,956	164,618
	CMS Energy Corp.	2,450,426	150,481
	FirstEnergy Corp.	4,645,710	133,378
	Alliant Energy Corp.	2,139,925	110,527
	AES Corp.	5,687,332	102,998
	Atmos Energy Corp.	1,056,816	101,021
	Evergy Inc.	1,939,862	98,584
	CenterPoint Energy Inc.	4,669,280	90,351
	NiSource Inc.	3,279,916	72,158
	Pinnacle West Capital Corp.	963,370	71,819
	NRG Energy Inc.	2,090,003	64,247
			7,045,749
Total Common Stocks (Cost $106,334,452)			238,378,096
Temporary Cash Investments (0.4%)
Money Market Funds (0.3%)
[2,3]	Vanguard Market Liquidity Fund, 0.117%	7,324,159	732,416
		Face Amount ($000)
U.S. Government and Agency Obligations (0.1%)
[4]	U.S. Cash Management Bill, 0.122%, 12/15/20	52,000	51,989
	U.S. Treasury Bill, 0.061%, 10/13/20	5,000	5,000
[4]	U.S. Treasury Bill, 0.095%, 11/3/20	27,540	27,538
			84,527
Total Temporary Cash Investments (Cost $816,720)			816,943
Total Investments (99.9%) (Cost $107,151,172)			239,195,039
Other Assets and Liabilities—Net (0.1%)			318,250
Net Assets (100%)			239,513,289
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $167,171,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $171,824,000 was received for securities on loan, of which $168,932,000 is held in Vanguard Market Liquidity Fund and $2,892,000 is held in cash.
4	Securities with a value of $65,866,000 have been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2020	5,411	906,884	5,544

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid) (%)[1]	Value and Unrealized Appreciation ($000)	Value and Unrealized Depreciation ($000)
Clorox Co.	1/29/21	GSI	52,398	0.151	142	—
Occidental Petroleum Corp.	1/29/21	GSI	21,420	0.151	—	(1,401)
Consolidated Edison Inc.	8/31/21	BOANA	38,900	0.552	—	(5)
Williams Cos. Inc.	8/31/21	BOANA	17,685	0.552	—	(2)
Williams Cos. Inc.	8/31/21	BOANA	11,790	0.551	—	(1)
JPMorgan Chase & Co.	8/31/21	BOANA	48,135	0.607	—	(25)
					142	(1,434)
1	Based on 1-month USD London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid monthly.
BOANA—Bank of America, N.A.
GSI—Goldman Sachs International.
At September 30, 2020, a counterparties had deposited in segregated accounts cash of $2,020,000 in connection with open over-the-counter swap contracts.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of September 30, 2020, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	238,378,096	—	—	238,378,096
Temporary Cash Investments	732,416	84,527	—	816,943
Total	239,110,512	84,527	—	239,195,039
Derivative Financial Instruments
Assets
Futures Contracts[1]	4,951	—	—	4,951
Swap Contracts	—	142	—	142
Total	4,951	142	—	5,093
Liabilities
Swap Contracts	—	1,434	—	1,434
1	Represents variation margin on the last day of the reporting period.